LETTER TO THE SHAREHOLDERS OF THE JPMINSTITUTIONAL NEW YORK TOTAL RETURN BOND
FUND

November 10, 1995

Dear Shareholder:

We are pleased to report that The JPM Institutional New York Total Return Bond Fund returned 5.06% for the six months ended September 30, 1995, outperforming the Composite Intermediate Municipal Bond Fund Average of 4.59% (please see table on page 5).

The Fund's net asset value increased from $10.11 per share on March 31, 1995 to $10.37 at the end of the period, after making distributions of $0.25 per share from ordinary income. The Fund's net assets stood at $39.8 million at the end of the reporting period, up from $20.6 million on March 31, 1995. The net assets of The New York Total Return Bond Portfolio, in which the Fund invests, totaled approximately $85.0 million at September 30, 1995.

MARKET REVIEW
In the beginning of the period, a much-discussed "soft landing" seemed to take hold of the economy, driving up prices on Treasury bonds and, to a lesser extent, on municipal bonds as well. The price rally in the municipal market was enhanced by a decrease in new issue volume. The relative underperformance of municipal bonds during these months reflected concerns among investors that tax reform -- specifically a flat tax -- would reduce the value of municipals as overall tax rates decline. As the period drew to a close, a flurry of weaker-than-expected economic data drove yields down further across all maturities for both municipal bonds and Treasuries.

Municipal supply remained low for the period. Redemptions of existing bond positions have outpaced new issuance for the last two years. This trend does not seem to be abating and has been a source of technical strength for the municipal market. Supply of New York municipals has also been low, and they have performed similarly to the national municipal market.

     TABLE OF CONTENTS
     LETTER TO THE SHAREHOLDERS. . . . . . . . . 1
     FUND FACTS AND HIGHLIGHTS . . . . . . . . . 4
     FUND PERFORMANCE. . . . . . . . . . . . . . 5
     FINANCIAL STATEMENTS. . . . . . . . . . . . 7

PORTFOLIO REVIEW
The investment process involves three key decisions, which are all expected to contribute to Fund returns: DURATION MANAGEMENT, SECTOR ALLOCATION, and SECURITY SELECTION.

DURATION MANAGEMENT. The duration of the Portfolio is a measure of its price sensitivity to changes in interest rates. If increases in interest rates are expected in the months ahead, a duration that is short of its neutral position relative to the benchmark may be implemented as a defensive measure. As rates rise, short relative maturities will allow for reinvestment at more attractive rates. If interest rates are expected to decline, how-ever, the Portfolio may pursue a more aggressive duration strategy to help "lock in" the more attractive yields usually associated with longer-term securities.

In early May, the Portfolio's duration was lengthened beyond the benchmark, reflecting our view that municipal rates were likely to decline because the economy was significantly weaker than generally perceived. In addition, our analysis showed the municipal market had overreacted in assessing the negative potential of tax reform on municipal security values. The Portfolio's longer duration was maintained through the end of June, then repositioned back to neutral following a decline in rates that changed the technical position of the municipal market.

The Portfolio pursued a "barbell" structure throughout the period under review. This overweighting of short- and long-term securities enabled the Fund to perform well during the months when a bond market rally caused the yield curve to flatten. When the yield curve re-steepened slightly, however, this structure was not as beneficial.

SECTOR ALLOCATION. We continued to diversify the Portfolio across all municipal sectors during the period. We have also added slightly to our pre-refunded bond exposure, due to an expected diminishment in pre-refunded supply. Given our projection that municipal bonds would continue to outperform Treasury securities for the balance of 1995 because of low supply, we maintained a 100% exposure to municipals. Our analysis indicated that municipals should offer investors higher after-tax yields and returns than their Treasury counterparts. We increased the Portfolio's national municipal exposure to 27% as we anticipate an increase in supply of New York issues, which would cause their yields to rise and prices to decline.

SECURITY SELECTION. We maintained the Portfolio's high credit quality throughout the period. We continued to sell bonds that are valued close to par (or face value) and bought premium coupon bonds, which offered higher yields than par bonds with similar risk characteristics.

INVESTMENT OUTLOOK
The recent rally in the bond markets has dropped long-term yields back below our estimates. The yield curve has maintained the modestly positive slope induced by monetary easing. While interest rates now appear to fully reflect current cyclical conditions, yields could still trend down amid renewed Japanese purchases and/or Congressional follow-through on the resolution to reduce the budget deficit.

In looking at the municipal market, we believe the flat tax anxieties of bond investors to be unwarranted. A more important issue is the absolute decline in the outstanding supply of municipal bonds, which we expect to remain low for the next few years. Tax-exempt yield levels currently include a risk premium to compensate for the uncertainty of future municipal valuation levels. For these reasons, we are maintaining a neutral duration position and a 100% allotment to tax-exempt securities. Also, we may look for opportunities to add to the Portfolio's New York holdings as supply increases, which would raise its after-tax yield for New York taxpayers.

As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at (800) 766-7722.

Sincerely yours,

/s/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Fund Services

FUND FACTS

INVESTMENT OBJECTIVE
The JPM Institutional New York Total Return Bond Fund seeks to provide a high after-tax total return for New York residents consistent with moderate risk of capital. It is designed for investors subject to federal and New York State income taxes who seek a high after-tax total return and who are willing to receive some taxable income and capital gains to achieve that return.


---------------------------------------------
COMMENCEMENT OF OPERATIONS
4/11/94

---------------------------------------------
NET ASSETS AS OF 9/30/95
$39,821,303

---------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

---------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/18/95

EXPENSE RATIO
The Fund's annual expense ratio of 0.50% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS

ALL DATA AS OF SEPTEMBER 30, 1995

SECTOR ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

Pie chart depicting the sector allocation of the Fund's investment securities held at September 30, 1995 by investment categories. The pie is broken in pieces representing investment categories in the following percentages:

INVESTMENT CATEGORY                PERCENTAGE
REVENUE                            34.9%
PRE-REFUNDED                       31.7%
INSURED                            23.5%
GENERAL OBLIGATIONS                 8.7%
PRIVATE PLACEMENTS                  1.2%


30-DAY SEC YIELD
4.97%

DURATION
5.9 years

QUALITY PROFILE
AAA-A-                             84%
Other                              16%

FUND PERFORMANCE

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                       TOTAL RETURNS             AVERAGE ANNUAL TOTAL RETURNS
                                                  -------------------------------------------------------
                                                  THREE     SIX            ONE       FIVE      SINCE
AS OF SEPTEMBER 30, 1995                          MONTHS    MONTHS         YEAR      YEARS     INCEPTION*
------------------------------------------------------------------         ------------------------------

The JPM Institutional New York
  Total Return Bond Fund                          2.27%     5.06%          9.24%     -         7.47%
Composite Intermediate New York
  Municipal Bond Fund Average                     2.32%     4.59%          8.44%     -         6.10%


*4/11/94 -- COMMENCEMENT OF OPERATIONS (AVERAGE ANNUAL TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION)
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE NEW YORK TOTAL RETURN BOND PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND. THE COMPOSITE INTERMEDIATE NEW YORK MUNICIPAL BOND FUND AVERAGE PERFORMANCE IS DERIVED FROM ALL 24 FUNDS IN THE MORNINGSTAR UNIVERSE HAVING A NEW YORK MUNICIPAL BOND OBJECTIVE AND AN INTERMEDIATE MATURITY. MORNINGSTAR, INC. IS A LEADING RESOURCE FOR MUTUAL FUND DATA. NO REPRESENTATION IS MADE THAT INFORMATION GATHERED FROM THIS SOURCE IS ACCURATE OR COMPLETE.

SIGNATURE BROKER-DEALER SERVICES, INC. IS THE DISTRIBUTOR OF THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions, and reflect the reimbursement of Fund expenses. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The New York Total Return Bond Portfolio, a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investment in The New York Total Return
 Bond Portfolio ("Portfolio"), at value   $39,859,720
Receivable for Expense Reimbursement           35,690
Deferred Organization Expenses                  8,049
Prepaid Expenses                                  327
                                          -----------
    Total Assets                           39,903,786
                                          -----------

LIABILITIES
Dividend Payable                               35,503
Shareholder Servicing Fee Payable              13,547
Administration Fee Payable                        696
Fund Services Fee Payable                         274
Accrued Expenses                               32,463
                                          -----------
    Total Liabilities                          82,483
                                          -----------

NET ASSETS
Applicable to 3,840,141 Shares of
 Beneficial Interest Outstanding
 (unlimited authorized shares, par value
 $0.001)                                  $39,821,303
                                          -----------
                                          -----------
Net Asset Value, Offering and Redemption
 Price Per Share                               $10.37

ANALYSIS OF NET ASSETS
Paid-in Capital                           $38,783,943
Accumulated Net Realized Gain on
 Investment                                    90,554
Accumulated Net Unrealized Appreciation
 of Investment                                946,806
                                          -----------
    Net Assets                            $39,821,303
                                          -----------
                                          -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME FROM PORTFOLIO
Allocated Interest Income                                            $  784,865
Allocated Portfolio Expenses                                            (69,075)
                                                                     ----------
    Net Investment Income Allocated from Portfolio                      715,790

FUND EXPENSES
Transfer Agent Fee                                          $ 8,309
Printing                                                      7,521
Shareholder Servicing Fee                                     7,430
Professional Fees                                             4,502
Administration Fee                                            4,310
Registration Fees                                             1,979
Amortization of Organization Expense                          1,188
Fund Services Fee                                             1,244
Trustees' Fees and Expenses                                     348
Miscellaneous                                                   572
                                                            -------
    Total Fund Expenses                                      37,403
Less: Reimbursement of Expenses                             (32,171)
                                                            -------

NET FUND EXPENSES                                                        (5,232)
                                                                     ----------

NET INVESTMENT INCOME                                                   710,558

NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM PORTFOLIO                113,605

NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENT
 ALLOCATED FROM PORTFOLIO                                               564,430
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,388,593
                                                                     ----------
                                                                     ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           FOR THE PERIOD
                                                            FOR THE SIX    APRIL 11, 1994
                                                           MONTHS ENDED     (COMMENCEMENT
                                                           SEPTEMBER 30,         OF
                                                               1995        OPERATIONS) TO
INCREASE IN NET ASSETS                                      (UNAUDITED)    MARCH 31, 1995
                                                          ---------------  ---------------

FROM OPERATIONS
Net Investment Income                                       $   710,558      $   568,868
Net Realized Gain (Loss) on Investments Allocated from
  Portfolio                                                     113,605          (24,107)
Net Change in Unrealized Appreciation of Investments
  Allocated from Portfolio                                      564,430          382,376
                                                          ---------------  ---------------
Net Increase in Net Assets Resulting from Operations          1,388,593          927,137
                                                          ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                          (710,558)        (568,868)
                                                          ---------------  ---------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold             18,685,206       24,802,140
Reinvestment of Dividends                                       602,599          546,349
Cost of Shares of Beneficial Interest Redeemed                 (765,477)      (5,185,818)
                                                          ---------------  ---------------
Net Increase from Transactions in Shares of Beneficial
  Interest                                                   18,522,328       20,162,671
                                                          ---------------  ---------------
Total Increase in Net Assets                                 19,200,363       20,520,940

NET ASSETS
Beginning of Period                                          20,620,940          100,000
                                                          ---------------  ---------------
End of Period                                               $39,821,303      $20,620,940
                                                          ---------------  ---------------
                                                          ---------------  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period are as follows:

                                                                FOR THE PERIOD
                                             FOR THE SIX        APRIL 11, 1994
                                             MONTHS ENDED      (COMMENCEMENT OF
                                          SEPTEMBER 30, 1995    OPERATIONS) TO
                                             (UNAUDITED)        MARCH 31, 1995
                                          ------------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 10.11             $ 10.00
                                               -------             -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             0.25                0.42
Net Realized and Unrealized Gain on
 Investment                                       0.26                0.11
                                               -------             -------
Total from Investment Operations                  0.51                0.53
                                               -------             -------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                            (0.25)              (0.42)
                                               -------             -------

NET ASSET VALUE, END OF PERIOD                 $ 10.37             $ 10.11
                                               -------             -------
                                               -------             -------
Total Return (a)                                  5.06%               5.49%
RATIOS AND SUPPLEMENTAL DATA
Net Assets at end of Period (in
 thousands)                                    $39,821             $20,621
Ratios to Average Net Assets (b)
    Expenses                                      0.50%               0.50%
    Net Investment Income                         4.78%               4.65%
    Decrease Reflected in above Expense
     Ratio Due to Expense Reimbursement           0.22%               0.55%

-------------------
(a) Not Annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional New York Total Return Bond Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund commenced operations on April 11, 1994.

The Fund invests all of its investable assets in The New York Total Return Bond Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (47% at September 30, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of the significant accounting policies of the Fund:

    a) Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b) The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c) Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d) The Fund incurred organization expenses in the amount of $11,787. These costs were deferred and are being amortized by the Fund on a straight-line basis over a five-year period from the commencement of operations.

    e) Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f) Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

    g) The Fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-21: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease Paid-in-Capital by $2,206, and increase Accumulated Net Realized Gain on Investment by $2,206. Net investment income, net realized gains and net assets were not affected by this change.

2. TRANSACTIONS WITH AFFILIATES

    a) The Trust retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as the net assets of two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied to the net assets of the Fund. For the six months ended September 30, 1995, Signature's fee for these services amounted to $4,310.

    b) During the six months ended September 30, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan received a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Fund and which was also designed to provide an expense limit for certain expenses of the Fund. The fee was calculated at 0.05% of the Fund's average daily net assets. For the six months ended September 30, 1995, Morgan agreed to reimburse the Fund $16,687 for excess expenses. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Trust, on behalf of the Fund, and Morgan which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services. In addition, Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.50% of the average daily net assets of the Fund through March 31, 1996. For the six months ended September 30, 1995, Morgan has agreed to reimburse the Fund $15,484 for expenses which exceeded this limit.

    c) The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------
      and may be paid monthly at an annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended September 30, 1995, Morgan's fee for these services amounted to $7,430.

    d) The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $1,244 for the six months ended September 30, 1995.

    e) An annual aggregate fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, their corresponding Portfolios and The Series Portfolio. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of these total fees and expenses. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $200.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                                            FOR THE PERIOD
                                                         FOR THE SIX        APRIL 11, 1994
                                                         MONTHS ENDED      (COMMENCEMENT OF
                                                      SEPTEMBER 30, 1995    OPERATIONS) TO
                                                         (UNAUDITED)        MARCH 31, 1995
                                                      ------------------  -------------------
Shares sold                                                 1,817,178            2,500,781
Reinvestment of dividends                                      58,457               54,974
Shares redeemed                                               (75,194)            (526,055)
                                                             --------           ----------
Net increase                                                1,800,441            2,029,700
                                                             --------           ----------
                                                             --------           ----------

The New York Total Return Bond Portfolio

Semi-Annual Report September 30, 1995

(unaudited)

(The following pages should be read in conjunction with The JPM Institutional New York Total Return Bond Fund
Semi-Annual Financial Statements)

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

PRINCIPAL                                                                   RATINGS     MATURITY
  AMOUNT              SECURITY DESCRIPTION             SECURITY SECTOR    MOODY'S/S&P     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
CALIFORNIA (2.5%)
$1,000,000  California State........................  General Obligation     A1/A      02/01/09      6.600%   $ 1,094,960
 1,000,000  Kaweah Delta Hospital District, Tulare
              County (Series F).....................  Private Placement      NR/NR     06/01/97(A)   5.250      1,009,580
                                                                                                              -----------
            TOTAL CALIFORNIA........................                                                            2,104,540
                                                                                                              -----------
GEORGIA (7.6%)
   100,000  Burke County Development Authority (PCR,
              Georgia Power Authority, Vogtle
              Project)..............................  Revenue Bond           A1/A+     07/01/24(B)   3.800        100,000
 2,000,000  Georgia Municipal Electric Power
              Authority (Series O)..................  Revenue Bond            A/A      01/01/98(A)   8.125      2,194,800
 1,000,000  Georgia Municipal Electric Power
              Authority (Sixth Crossover, PJ-1-AMBAC
              Insured, TCRS)........................  Insured               Aaa/AAA    01/01/08      7.000      1,146,800
   750,000  Georgia Municipal Electric Power
              Authority (First Crossover, General
              Resolution)...........................  Revenue Bond            A/A      01/01/08(A)   6.500        790,088
 2,000,000  Gwinnett County Georgia School District
              (Refunding, Series B).................  General Obligation    Aa1/AA     02/01/07      6.400      2,232,560
                                                                                                              -----------
            TOTAL GEORGIA...........................                                                            6,464,248
                                                                                                              -----------
ILLINOIS (5.8%)
 2,200,000  Chicago Illinois Motor Fuel Tax
              (Refunding), AMBAC Insured............  Insured               Aaa/AAA    01/01/09      6.125      2,334,376
 1,000,000  Illinois State..........................  General Obligation    A1/AA-     10/01/02      6.000      1,070,050
 1,500,000  Illinois Sales Tax Revenue (Refunding,
              Series Q).............................  Revenue Bond          A1/AAA     06/15/10(A)   6.000      1,544,655
                                                                                                              -----------
            TOTAL ILLINOIS..........................                                                            4,949,081
                                                                                                              -----------
MASSACHUSETTS (1.4%)
 1,000,000  Massachusetts Bay Transportation
              Authority (General Transportation
              System, Refunding, Series A)..........  Revenue Bond           A1/A-     03/01/08      7.000      1,152,220
                                                                                                              -----------
NEW JERSEY (1.5%)
 1,250,000  New Jersey State Turnpike Authority
              (Series A)............................  Revenue Bond            A/A      01/01/01      5.700      1,306,900
                                                                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

PRINCIPAL                                                                   RATINGS     MATURITY
  AMOUNT              SECURITY DESCRIPTION             SECURITY SECTOR    MOODY'S/S&P     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
NEW YORK (74.8%)
$2,250,000  Grand Central District Management
              Association Inc. (Business Improvement
              District).............................  Prerefunded           Aaa/AAA    01/01/02(A)   6.500%   $ 2,520,293
   555,000  Islip Metropolitan Transportation
              Authority (NY Service Contract
              Commuter Facilities, Series O), MBIA
              Insured...............................  Insured               Aaa/AAA    06/01/98(A)   7.300        601,614
 1,370,000  Metropolitan Transportation Authority
              (NY Service Contract Commuter
              Facilities, Series N).................  Revenue Bond         Baa1/BBB    07/01/02      6.625      1,484,738
 2,000,000  Metropolitan Transportation Authority
              (New York Transportation, Series K)...  Prerefunded           Aaa/NRR    07/01/02(A)   6.625      2,261,000
 1,500,000  Metropolitan Transportation Authority
              (New York, Series K), MBIA Insured....  Insured               Aaa/AAA    07/01/07      6.300      1,660,320
 1,500,000  Metropolitan Transportation Authority
              (NY Service Contract Commuter
              Facilities, Refunding, Series O)......  Revenue Bond         Baa1/BBB    07/01/08      5.750      1,494,480
 1,130,000  Monroe County Public Improvement, AMBAC
              Insured...............................  Insured               Aaa/AAA    06/01/08      5.875      1,195,730
 3,000,000  Municipal Assistance Corp. for New York
              City (Series 68)......................  Revenue Bond          Aa/AA-     07/01/99      7.000      3,262,650
 3,500,000  Municipal Assistance Corp. for New York
              City (Series D), AMBAC Insured........  Insured               Aaa/AAA    07/01/00      6.000      3,723,160
 1,475,000  New York City (Municipal Water
              Authority, Water & Sewer System,
              Series A).............................  Prerefunded           NRR/AAA    06/15/99(A)   7.375      1,649,404
 1,500,000  New York City (Refunding, Series H).....  Escrowed to           Aaa/AAA    08/01/00      7.875      1,724,820
                                                      Maturity
 1,750,000  New York City (Refunding, Series A).....  General Obligation   Baa1/BBB+   08/01/02      5.750      1,773,503
 1,250,000  New York City (Series A)................  General Obligation   Baa1/BBB+   08/01/04      7.000      1,357,850
   100,000  New York City (Series B)................  General Obligation    A1/AA-     08/15/18(B)   4.550        100,000
   100,000  New York City (Series B), FGIC
              Insured...............................  Insured               Aaa/AAA    10/01/20(B)   3.900        100,000
   200,000  New York City (Series B), FGIC
              Insured...............................  Insured               Aaa/AAA    10/01/21(B)   3.900        200,000
   100,000  New York City (Series B), FGIC
              Insured...............................  Insured               Aaa/AAA    10/01/22(B)   4.100        100,000
 1,000,000  New York Dormitory Authority (University
              Educational Facilities, Series A).....  Revenue Bond         Baa1/BBB+   05/15/99      6.625      1,058,990
 1,750,000  New York Dormitory Authority (Series
              B)....................................  Prerefunded           Aaa/NRR    05/15/00(A)   7.250      1,985,235
 2,700,000  New York Dormitory Authority (City
              University System, Series A)..........  Prerefunded           Aaa/NRR    07/01/00(A)   7.625      3,113,613
 1,000,000  New York Dormitory Authority (City
              University System, Series D)..........  Revenue Bond         Baa1/BBB    07/01/03      8.750      1,212,660

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

PRINCIPAL                                                                   RATINGS     MATURITY
  AMOUNT              SECURITY DESCRIPTION             SECURITY SECTOR    MOODY'S/S&P     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
$1,210,000  New York Dormitory Authority (University
              of Rochester, Series A)...............  Revenue Bond           A1/A+     07/01/06      6.500%   $ 1,336,118
 1,500,000  New York Dormitory Authority (University
              Educational Facilities, Series A),
              AMBAC Insured.........................  Insured               Aaa/AAA    05/15/07      5.500      1,545,390
 1,000,000  New York Housing Finance Agency (Service
              Contract Obligation Revenue, Series A)  Prerefunded           Aaa/AAA    03/15/01(A)   7.800      1,174,920
 1,000,000  New York Local Government Assistance
              Corp. (Series A)......................  Revenue Bond            A/A      04/01/00      6.200      1,064,850
 1,000,000  New York Local Government Assistance
              Corp. (Series A)......................  Prerefunded           Aaa/AAA    04/01/02(A)   7.125      1,157,890
 1,000,000  New York Local Government Assistance
              Corp. (Series C)......................  Revenue Bond            A/A      4/1/2009(A)   6.000      1,013,090
 1,000,000  New York Medical Care Facilities Finance
              Agency (Mental Health Services &
              Improvement Series A).................  Prerefunded           Aaa/AAA    02/15/99(A)   7.800      1,127,200
 1,565,000  New York Medical Care Facilities Finance
              Agency (St. Luke's Hospital, Series
              B), FHA Insured.......................  Prerefunded           Aaa/AAA    02/15/00(A)   7.450      1,778,951
 1,500,000  New York Medical Care Facilities Finance
              Agency (Mental Health Services, Series
              F, Refunding).........................  Revenue Bond         Baa1/BBB+   02/15/03      6.000      1,558,680
 1,000,000  New York State Environmental Pollution
              (State Water Revolving Fund, Series
              E)....................................  Revenue Bond           Aa/A      06/15/01      6.200      1,075,310
 1,250,000  New York State Local Assistance Corp.
              (Series A)............................  Prerefunded           Aaa/AAA    04/01/01(A)   7.000      1,421,775
 2,195,000  New York State Power Authority (Series
              W)....................................  Revenue Bond          Aa/AA-     01/01/08      6.500      2,419,527
   500,000  New York State Urban Development Corp.
              (Correctional Capital Facilities,
              Series 1).............................  Revenue Bond          Aaa/NR     01/01/00(A)   7.750        572,610
 3,000,000  New York State Urban Development Corp.
              (Correctional Capital Facilities,
              Series 2).............................  Prerefunded           Aaa/NR     01/01/01(A)   6.500      3,282,180
 3,000,000  New York Thruway Authority (Series A)...  Insured               Aaa/AAA    04/01/04      6.250      3,300,810
 1,030,000  Suffolk County Water Authority,
              (Waterworks Revenue Refunding), AMBAC
              Insured...............................  Prerefunded           Aaa/AAA    06/01/00(A)   6.600      1,141,487
 3,000,000  Triborough Bridge & Tunnel Authority
              (Series T)............................  Prerefunded           Aaa/A+     01/01/01(A)   7.000      3,397,770
 1,500,000  Triborough Bridge & Tunnel Authority
              (Series Y)............................  Revenue Bond           Aa/A+     01/01/07      5.900      1,587,165
 1,000,000  Triborough Bridge & Tunnel Authority
              (Series X)............................  Revenue Bond           Aa/A+     01/01/12      6.625      1,101,560
                                                                                                              -----------
            TOTAL NEW YORK..........................                                                           63,637,343
                                                                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

PRINCIPAL                                                                   RATINGS     MATURITY
  AMOUNT              SECURITY DESCRIPTION             SECURITY SECTOR    MOODY'S/S&P     DATE       RATE        VALUE
----------  ----------------------------------------  ------------------  -----------  -----------  -------   -----------
PUERTO RICO (5.5%)
$1,250,000  Puerto Rico Electric Power Authority
              (Refunding, Series W), MBIA Insured...  Insured               Aaa/AAA    07/01/00      6.000%   $ 1,333,763
 3,000,000  University of Puerto Rico (University
              Revenues, Refunding, Series N)........  Insured               Aaa/AAA    06/01/05      6.250      3,330,720
                                                                                                              -----------
            TOTAL PUERTO RICO.......................                                                            4,664,483
                                                                                                              -----------
TEXAS (3.8%)
   200,000  Austin, Water Sewer & Electric
              (Refunding, Escrowed to Maturity).....  Revenue Bond           A/A-      11/15/97     13.500        237,366
 3,021,859  Texas State (Tax & Revenue Anticipation
              Note, Series A).......................  TRAN                 MIG1/Spl+   08/30/96(B)   4.750      3,021,960
                                                                                                              -----------
            TOTAL TEXAS.............................                                                            3,259,326
                                                                                                              -----------
            TOTAL INVESTMENTS (102.9%)
              (COST $85,164,955)                                                                               87,538,141
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-2.9%)                                                                                          (2,506,592)
                                                                                                              -----------
            NET ASSETS (100.0%)                                                                               $85,031,549
                                                                                                              -----------
                                                                                                              -----------

(A)  The date shown represents a mandatory/optional put date or call date.
(B)  The interest rates on variable rate notes are reset periodically. The rates stated are the current rates as of
     September 30, 1995. The maturity dates shown are the stated maturities.

1.   Based on the cost of investments of $85,164,955 for federal income tax purposes at September 30, 1995 the aggregate gross unrealized appreciation and depreciation was $2,396,506 and $23,320 respectively, resulting in net unrealized appreciation of investments of $2,373,186.

2.   Abbreviations used in the schedule of investments are as follows: AMBAC -- American Municipal Bond Assurance
     Corporation; FGIC -- Financial Guaranty Insurance Company; FHA -- Federal Housing Authority; MBIA -- Municipal Bond
     Investors Assurance Corp.; NRR -- Not Rerated; PCR --Pollution Control Revenue; TRAN -- Tax Revenue Anticipation
     Note.

3.   Prerefunded -- Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities whose maturity coincides with the first call date of the first bond.

     Refunding -- Bonds for which the issuer has issued new bonds and cancelled the old issue.

     Escrowed to Maturity -- Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity of the bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $85,164,955)
                                                                                            $87,538,141
Interest Receivable
                                                                                              1,324,525
Deferred Organization Expenses
                                                                                                  8,298
Prepaid Insurance
                                                                                                    693
                                                                                            -----------
      Total Assets
                                                                                             88,871,657
                                                                                            -----------

LIABILITIES
Payable for Securities Purchased
                                                                                              3,732,108
Advisory Fee Payable
                                                                                                 28,407
Payable to Custodian
                                                                                                 24,690
Custody Fee Payable
                                                                                                 21,401
Fund Service Fee Payable
                                                                                                    586
Administration Fee Payable
                                                                                                    375
Accrued Expenses
                                                                                                 32,541
                                                                                            -----------
      Total Liabilities
                                                                                              3,840,108
                                                                                            -----------

NET ASSETS
Applicable to Investors' Beneficial Interests
                                                                                            $85,031,549
                                                                                            -----------
                                                                                            -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                                              $1,884,398

EXPENSES
Advisory Fee                                                                                $107,385
Professional Fees                                                                             22,762
Custodian Fees and Expenses                                                                   15,376
Financial and Fund Accounting Services Fee                                                     6,529
Fund Services Fee                                                                              3,090
Administration Fee                                                                             2,144
Amortization of Organization Expenses                                                          1,155
Trustees' Fees and Expenses                                                                      824
Miscellaneous                                                                                  7,092
                                                                                            --------
      Total Expenses                                                                                    (166,357)
                                                                                                      ----------

NET INVESTMENT INCOME                                                                                  1,718,041

NET REALIZED GAIN ON INVESTMENTS                                                                         323,340

NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                                                   1,389,171
                                                                                                      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $3,430,552
                                                                                                      ----------
                                                                                                      ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             FOR THE PERIOD
                                                              FOR THE SIX    APRIL 11, 1994
                                                             MONTHS ENDED     (COMMENCEMENT
                                                             SEPTEMBER 30,         OF
                                                                 1995        OPERATIONS) TO
INCREASE IN NET ASSETS                                        (UNAUDITED)    MARCH 31, 1995
                                                            ---------------  ---------------

FROM OPERATIONS
Net Investment Income                                         $ 1,718,041      $ 1,840,235
Net Realized Gain (Loss) on Investments                           323,340         (125,677)
Net Change in Unrealized Appreciation of Investments            1,389,171          984,015
                                                            ---------------  ---------------
Net Increase in Net Assets Resulting from Operations            3,430,552        2,698,573
                                                            ---------------  ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                  27,123,153       72,754,445
Withdrawals                                                    (4,353,463)     (16,721,811)
                                                            ---------------  ---------------
Net Increase from Investors' Transactions                      22,769,690       56,032,634
                                                            ---------------  ---------------
      Total Increase in Net Assets                             26,200,242       58,731,207

NET ASSETS
Beginning of Period                                            58,831,307          100,100
                                                            ---------------  ---------------
End of Period                                                 $85,031,549      $58,831,307
                                                            ---------------  ---------------
                                                            ---------------  ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                          FOR THE PERIOD
                                                                                      FOR THE SIX         APRIL 11, 1994
                                                                                     MONTHS ENDED        (COMMENCEMENT OF
                                                                                  SEPTEMBER 30, 1995      OPERATIONS) TO
                                                                                      (UNAUDITED)         MARCH 31, 1995
                                                                                  -------------------   -------------------
RATIOS TO AVERAGE NET ASSETS (A)
  Expenses                                                                               0.46%                 0.48%
  Net Investment Income                                                                  4.80%                 4.59%
  Decrease Reflected in Expense Ratio due to Expense Reimbursement by Morgan               --                  0.03%
Portfolio Turnover                                                                         24%                   63%

------------------------
(a) Annualized

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Total Return Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on April 11, 1994. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a)Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's bonds, no readily available market quotations exist for most municipal securities. Securities or other assets for which market quotations are not readily available are valued in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

    b)The Portfolio incurred organization expenses in the amount of $11,473. These costs were deferred and are being amortized by the Portfolio on a straight-line basis over a five-year period from the commencement of operations.

    c)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan a fee at an annual rate of 0.30% of the Portfolio's average daily net assets. For the six months ended September 30, 1995, this fee amounted to $107,385.

    b)The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied daily to the net assets of the Fund. For the six months ended September 30, 1995, Signature's fee for these services amounted to $2,144.

    c)During the six months ended September 30, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio which was also designed to provide an expense limit for certain expenses of the Portfolio. The fee was calculated at 0.10% of the Portfolio's average daily net assets up to $200 million, 0.05% of the next $200 million of average daily net assets, and 0.03% of average daily net assets thereafter. For the six months ended September 30, 1995, the fee for these services amounted to $6,529. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Portfolio and Morgan, which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $3,090 for the six months ended September 30, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as Trustee of The Pierpont Funds, The JPM Institutional Funds, and their corresponding Portfolios and The Series Portfolio. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of these total fees and expenses. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------
      compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended September 30, 1995, were as follows:

                                                 COST OF     PROCEEDS FROM
                                                PURCHASES        SALES
                                              -------------  -------------
Municipal Obligations                         $  43,560,858  $  16,607,976

JPM INSTITUTIONAL MONEY MARKET FUND
JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
JPM INSTITUTIONAL TREASURY MONEY MARKET FUND
JPM INSTITUTIONAL SHORT TERM BOND FUND
JPM INSTITUTIONAL BOND FUND
JPM INSTITUTIONAL TAX EXEMPT BOND FUND
JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
JPM INSTITUTIONAL INTERNATIONAL BOND FUND
JPM INSTITUTIONAL DIVERSIFIED FUND
JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND
JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND


FOR MORE INFORMATION ON THE JPM INSTITUTIONAL FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND

SEMI-ANNUAL REPORT
SEPTEMBER 30, 1995